RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
May 31, 2026
Disclosure Of Related Party Transactions [Abstract]
Disclosure of Detailed Information About Key Management Personnel [Table Text Block]
	Year ended May 31, 2026 $	Year ended May 31, 2025 $
Salary and related costs	1,427,660	1,054,465
Professional fees	328,333	378,001
Share-based compensation expense (Note 17)	2,313,401	1,079,812
	4,069,394	2,512,278

Disclosure of Detailed Information About Transactions Between Related Parties [Table Text Block]
	May 31, 2026 $	May 31, 2025 $
Due to key management personnel	18,989	34,668
Due from key management personnel	77,610	77,353